Shareholder Report, Average Annual Return (Details) WE0000000002538A_Dimensional Global Credit ETF_Single_TSR Annual {Single}	12 Months Ended	24 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Dimensional Global Credit ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dimensional Global Credit ETF – NAV
Average Annual Return, Percent	6.80%	8.71%
Bloomberg Global Aggregate Bond Index (hedged to USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (hedged to USD)
Average Annual Return, Percent	5.30%	6.82%
Bloomberg Global Aggregate Credit Bond Index (hedged to USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Credit Bond Index (hedged to USD)
Average Annual Return, Percent	6.61%	8.37%